Long-term Obligations under Other Financing Arrangements - Additional Information (Detail) - Seaspan [Member]		12 Months Ended
	Dec. 04, 2019 USD ($)	Dec. 31, 2019 USD ($) Vessel	Dec. 31, 2018 USD ($)
Sale Leaseback Transaction [Line Items]
Weighted average rate of interest, including the margin		5.25%	5.64%
COSCO Pride - 13100 TEU vessel [Member]
Sale Leaseback Transaction [Line Items]
Financing from counterparty		$ 144,185,000
Terms of leases		12 years
Lease payments include an interest component based on three month LIBOR plus margin percentage		2.60%
Prepayment on remaining balances of lease term	$ 85,360,000
COSCO Pride - 13100 TEU vessel [Member] | Maximum [Member]
Sale Leaseback Transaction [Line Items]
Outstanding balance at end of lease term		$ 48,000,000
COSCO Faith - 13100 TEU vessel [Member]
Sale Leaseback Transaction [Line Items]
Financing from counterparty		$ 109,000,000
Terms of leases		12 years
Lease payments include an interest component based on three month LIBOR plus margin percentage		3.00%
Amount of option to purchase the vessel from the lessor		$ 1
Carrying value of vessels being funded		$ 133,952,000	$ 139,407,000
Leases for three 4500 TEU vessels [Member]
Sale Leaseback Transaction [Line Items]
Terms of leases		5 years
Carrying value of vessels being funded		$ 206,201,000	$ 215,080,000
Lease financing, number of vessels | Vessel		3
Refinancing from counterparty		$ 150,000,000
11000 TEU Newbuilding Vessels [Member]
Sale Leaseback Transaction [Line Items]
Financing from counterparty		$ 420,750,000
Terms of leases		17 years
Lease payments include an interest component based on three month LIBOR plus margin percentage		3.30%
Lease financing, number of vessels | Vessel		5
Commitment fee on undrawn amount		0.80%